Restatement (Details) (USD $)	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses
Depreciation and amortization	$ 197,610	$ 80,478	$ 40,524	$ 29,730	$ 70,254	$ 151,002	$ 348,172	$ 39,229
Salaries and wages	1,661,769	376,342		453,829	30,000	406,342	3,802,158	5,053,600	3,174,374
Total operating expenses	3,030,145	1,074,120	697,984	914,389	1,635,752	3,525,889	7,938,345	6,343,931	3,801,074
Other income (expenses)
Change in fair value of derivative instruments	15,629	(130)		(780)		0	198,908	421,340
Gain (loss) from deconsolidation of Digital		582,036				582,036	453,514
Goodwill impairment
Interest expense	(1,336,579)	(723,675)	(262,929)	(61,330)	(341,980)	(1,118,654)	(1,699,746)	(1,443,229)	(426,178)
Total other income (expenses)	(1,320,950)	(194,808)	(263,416)	(62,110)	(319,869)	(514,637)	(1,097,863)	(1,021,889)	(49,390)
Net loss	(494,765)	(794,738)	(499,177)	(316,093)	(815,270)	(1,609,968)	(1,213,199)	(6,404,628)	(3,900,406)
Net (income) loss attributable to non-controlling interest	34,982	16,163	11,897	5,051	16,948	66,222	(16,448)
Net loss attributable to InterCloud Systems, Inc.	(459,783)	(794,738)	(499,177)	(316,093)	(815,270)	(1,609,968)	(1,229,647)	(6,404,628)	(3,900,406)
Less dividends on Series C, D, E, F and H Preferred Stock	591,085	(52,999)	(35,236)	(17,722)	(52,958)	(105,957)	843,215
Net Loss attributable to InterCloud Systems, Inc common stockholders	(1,050,868)	(847,737)	(534,413)	(333,815)	(868,228)	(1,715,925)	(2,072,862)	(6,404,628)
As Previously Reported [Member]
Operating expenses
Depreciation and amortization		41,434	25,002	14,208	39,210	80,644
Salaries and wages		223,998	200,000	180,000	380,000	603,998		5,853,600	1,574,374
Total operating expenses		882,462	882,462	1,048,867	1,954,708	3,653,187		8,994,949	3,203,855
Other income (expenses)
Change in fair value of derivative instruments		(360,868)				(360,738)		458,754
Gain (loss) from deconsolidation of Digital		(880,393)				(880,393)
Goodwill impairment								(437,000)
Interest expense		(723,675)	(287,120)	(289,223)	(594,064)	(1,370,738)		(1,240,457)	(267,368)
Total other income (expenses)		(2,017,975)	(287,607)	(290,003)	(571,953)	(2,589,888)		(1,218,703)	109,420
Net loss		(2,426,247)	(707,846)	(678,464)	(1,386,310)	(3,812,517)		(7,401,442)	(2,141,596)
Net (income) loss attributable to non-controlling interest		16,163	11,897	5,051	16,948	33,111
Net loss attributable to InterCloud Systems, Inc.		(2,426,247)	(707,846)	(678,464)	(1,386,310)	(3,812,517)		(7,401,442)	(2,141,596)
Less dividends on Series C, D, E, F and H Preferred Stock		(52,999)	(35,236)	(17,722)	(52,958)	(105,957)
Net Loss attributable to InterCloud Systems, Inc common stockholders		(2,479,246)	(743,082)	(696,186)	(1,439,268)	(3,918,474)
Adjustments [Member]
Operating expenses
Depreciation and amortization		39,314	15,522	15,522	31,044	70,358
Salaries and wages		152,344	(200,000)	(150,000)	(350,000)	(197,656)		(800,000)	1,600,000
Total operating expenses		191,658	(184,478)	(134,478)	(318,956)	(127,298)		(2,651,018)	597,219
Other income (expenses)
Change in fair value of derivative instruments		360,738				360,738		(37,414)
Gain (loss) from deconsolidation of Digital		1,462,429				1,462,429
Goodwill impairment								437,000
Interest expense			24,191	227,893	252,084	252,084		(202,772)	(158,810)
Total other income (expenses)		1,823,167	24,191	227,893	252,084	2,075,251		196,814	(158,810)
Net loss		1,631,509	208,669	362,371	571,040	2,202,549		996,814	(1,758,810)
Net (income) loss attributable to non-controlling interest						33,111
Net loss attributable to InterCloud Systems, Inc.		1,631,509	208,669	362,371	571,040	2,202,549		996,814	(1,758,810)
Less dividends on Series C, D, E, F and H Preferred Stock
Net Loss attributable to InterCloud Systems, Inc common stockholders		$ 1,631,509	$ 208,669	$ 362,371	$ 571,040	$ 2,202,549